Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 37.6
Provisions	40.7
Reversal of prior year provisions	(4.1)
Payments/usage	(31.9)
Accretion, foreign exchange and other	(0.4)
Ending balance	41.9
Current	26.1	$ 23.2
Non-current	15.8
Total provisions	41.9
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	10.3
Provisions	28.9
Reversal of prior year provisions	(0.8)
Payments/usage	(26.5)
Accretion, foreign exchange and other	(0.7)
Ending balance	11.2
Current	11.2
Non-current	0.0
Total provisions	11.2
Warranty
Reconciliation of changes in other provisions [abstract]
Beginning balance	18.7
Provisions	11.2
Reversal of prior year provisions	(3.0)
Payments/usage	(5.0)
Accretion, foreign exchange and other	0.2
Ending balance	22.1
Current	13.5
Non-current	8.6
Total provisions	22.1
Legal
Reconciliation of changes in other provisions [abstract]
Beginning balance	1.1
Provisions	0.0
Reversal of prior year provisions	0.0
Payments/usage	0.0
Accretion, foreign exchange and other	(0.1)
Ending balance	1.0
Current	1.0
Non-current	0.0
Total provisions	1.0
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	7.5
Provisions	0.6
Reversal of prior year provisions	(0.3)
Payments/usage	(0.4)
Accretion, foreign exchange and other	0.2
Ending balance	7.6
Current	0.4
Non-current	7.2
Total provisions	$ 7.6